Document and Entity Information	Aug. 17, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 17, 2020
Entity Registrant Name	PARK NATIONAL CORPORATION
Entity Incorporation, State or Country Code	OH
Entity File Number	1-13006
Entity Tax Identification Number	31-1179518
Entity Address, Address Line One	50 North Third Street
Entity Address, Address Line Two	P.O. Box 3500
Entity Address, City or Town	Newark
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43058-3500
City Area Code	740
Local Phone Number	349-8451
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000805676
Title of 12(b) Security	Common shares, without par value
Trading Symbol	PRK
Security Exchange Name	NYSEAMER